Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Components of Other Comprehensive Income (Loss)
The components of other comprehensive income (loss), including reclassification adjustments by income statement line item, for the years ended December 31, were as follows:

				Components of Changes in Accumulated Other Comprehensive Income (after tax)
(millions)	Pretax total accumulated other comprehensive income	Total tax (provision) benefit	After tax total accumulated other comprehensive income	Total net unrealized gains (losses) on securities	Net unrealized gains on forecasted transactions	Foreign currency translation adjustment	Loss attributable to NCI
Balance at December 31, 2014	$1,574.0	$(550.9)	$1,023.1	$1,021.9	$1.5	$(0.3)	$0
Other comprehensive income (loss) before reclassifications:
Investment securities	(198.7)	67.5	(131.2)	(131.2)	0	0	0
Net non-credit related OTTI losses, adjusted for valuation changes	0	0	0	0	0	0	0
Forecasted transactions	(12.9)	4.5	(8.4)	0	(8.4)	0	0
Foreign currency translation adjustment	(1.8)	0.6	(1.2)	0	0	(1.2)	0
Loss attributable to noncontrolling interest	1.6	(0.5)	1.1	0	0	0	1.1
Total other comprehensive income (loss) before reclassifications	(211.8)	72.1	(139.7)	(131.2)	(8.4)	(1.2)	1.1
Less: Reclassification adjustment for amounts realized in net income by income statement line item:
Net impairment losses recognized in earnings	(23.8)	8.4	(15.4)	(15.4)	0	0	0
Net realized gains (losses) on securities	149.7	(52.5)	97.2	97.1	0.1	0	0
Interest expense	1.8	(0.6)	1.2	0	1.2	0	0
Total reclassification adjustment for amounts realized in net income	127.7	(44.7)	83.0	81.7	1.3	0	0
Total other comprehensive income (loss)	(339.5)	116.8	(222.7)	(212.9)	(9.7)	(1.2)	1.1
Balance at December 31, 2015	$1,234.5	$(434.1)	$800.4	$809.0	$(8.2)	$(1.5)	$1.1

				Components of Changes in Accumulated Other Comprehensive Income (after tax)
(millions)	Pretax total accumulated other comprehensive income	Total tax (provision) benefit	After tax total accumulated other comprehensive income	Total net unrealized gains (losses) on securities	Net unrealized gains on forecasted transactions	Foreign currency translation adjustment	Loss attributable to NCI
Balance at December 31, 2013	$1,464.1	$(512.4)	$951.7	$947.0	$4.1	$0.6	$0
Other comprehensive income (loss) before reclassifications:
Investment securities	362.1	(126.7)	235.4	235.4	0	0	0
Net non-credit related OTTI losses, adjusted for valuation changes	0	0	0	0	0	0	0
Forecasted transactions	(1.6)	0.6	(1.0)	0	(1.0)	0	0
Foreign currency translation adjustment	(1.3)	0.4	(0.9)	0	0	(0.9)	0
Loss attributable to noncontrolling interest	0	0	0	0	0	0	0
Total other comprehensive income (loss) before reclassifications	359.2	(125.7)	233.5	235.4	(1.0)	(0.9)	0
Less: Reclassification adjustment for amounts realized in net income by income statement line item:
Net impairment losses recognized in earnings	(7.7)	2.7	(5.0)	(5.0)	0	0	0
Net realized gains (losses) on securities	255.0	(89.2)	165.8	165.5	0.3	0	0
Interest expense	2.0	(0.7)	1.3	0	1.3	0	0
Total reclassification adjustment for amounts realized in net income	249.3	(87.2)	162.1	160.5	1.6	0	0
Total other comprehensive income (loss)	109.9	(38.5)	71.4	74.9	(2.6)	(0.9)	0
Balance at December 31, 2014	$1,574.0	$(550.9)	$1,023.1	$1,021.9	$1.5	$(0.3)	$0

				Components of Changes in Accumulated Other Comprehensive Income (after tax)
(millions)	Pretax total accumulated other comprehensive income	Total tax (provision) benefit	After tax total accumulated other comprehensive income	Total net unrealized gains (losses) on securities	Net unrealized gains on forecasted transactions	Foreign currency translation adjustment	Loss attributable to NCI
Balance at December 31, 2012	$1,340.0	$(469.0)	$871.0	$862.7	$6.1	$2.2	$0
Other comprehensive income (loss) before reclassifications:
Investment securities	368.2	(128.9)	239.3	239.3	0	0	0
Net non-credit related OTTI losses, adjusted for valuation changes	0.4	(0.1)	0.3	0.3	0	0	0
Forecasted transactions	0	0	0	0	0	0	0
Foreign currency translation adjustment	(2.5)	0.9	(1.6)	0	0	(1.6)	0
Loss attributable to noncontrolling interest	0	0	0	0	0	0	0
Total other comprehensive income (loss) before reclassifications	366.1	(128.1)	238.0	239.6	0	(1.6)	0
Less: Reclassification adjustment for amounts realized in net income by income statement line item:
Net impairment losses recognized in earnings	(5.7)	2.0	(3.7)	(3.7)	0	0	0
Net realized gains (losses) on securities	245.5	(86.0)	159.5	159.0	0.5	0	0
Interest expense	2.2	(0.7)	1.5	0	1.5	0	0
Total reclassification adjustment for amounts realized in net income	242.0	(84.7)	157.3	155.3	2.0	0	0
Total other comprehensive income (loss)	124.1	(43.4)	80.7	84.3	(2.0)	(1.6)	0
Balance at December 31, 2013	$1,464.1	$(512.4)	$951.7	$947.0	$4.1	$0.6	$0